Perkins Discovery Fund
FUND SUMMARY
Investment Objective
The Perkins Discovery Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Perkins Discovery Fund Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none
Redemption Fee (as a percentage of amount redeemed within 45 days of purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Perkins Discovery Fund Investor Class
Management Fee		1.00%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses		1.58%
Total Annual Fund Operating Expenses		2.83%
Fee Waivers and/or Expense Reimbursements	[1]	(0.58%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[1]	2.25%
[1]	Perkins Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 2.25% of the Fund's average net asset (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2015. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Adviser, or by the Adviser with the consent of the Board. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser, and the Board approves such reimbursement in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This table reflects the current expense cap rate effective July 29, 2014, which differs from the Financial Highlights section of this Prospectus.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Perkins Discovery Fund Investor Class	228	822	1,442	3,115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies with market capitalizations of under $1 billion at the time of purchase. The equity securities the Fund may purchase consist mostly of common stock, although the Fund may purchase preferred and convertible stocks.

In selecting investments,Perkins Capital Management, Inc.(the “Adviser”) seeks growth opportunities by investing in companies that it believes will appreciate in value. The Adviser seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some fundamental change. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. The Fund attempts to buy stocks of such companies when it believes the changes will result in higher earnings and/or a higher price-to-earnings ratio.

The Adviser will typically sell a holding when the reasons that the holding was purchased change. When a holding performs as anticipated, it may be sold when the Adviser’s price target is reached, when the holding becomes overvalued in the Adviser’s opinion, or when technical chart analysis indicates that a good sale point has been reached.

Note: Due to investment considerations, the Fund will close to new investors when it reaches $100 million in total assets. If the Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Risks

There is a risk that you could lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time..

Equity Risk.  Since the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility.

Management Risk.   The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

Smaller Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities..

Small Portfolio Risk. Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40).  As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities index and additional indices provided to offer a broader market perspective.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The Fund was reorganized on October 26, 2012 from a series of Professionally Managed Portfolios, a Massachusetts business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”).  The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund.  While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Calendar Year Total Returns*

*The Fund's year-to-date return as of June 30, 2014 was 3.33%.
Highest Quarterly Return:	2Q, 2009	27.23%
Lowest Quarterly Return:	4Q, 2008	-30.24%

Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns Perkins Discovery Fund	1 Year	5 Years	10 Years
Investor Class Before Taxes	41.43%	24.56%	8.51%
Investor Class Return After Taxes on Distributions	41.43%	24.40%	8.10%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	23.45%	20.24%	7.00%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	29.60%	15.40%	5.21%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	38.32%	21.51%	7.62%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	37.00%	18.43%	7.65%
Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)	47.05%	23.51%	6.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital  loss occurs upon redemption of Fund shares, a tax deduction is provided and benefits the investor.